Equity Method Investments and VIEs Equity Method Investments and VIEs - Summary Table (Details) - USD ($) $ in Millions		Jun. 29, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015
Schedule of Equity Method Investments [Line Items]
Equity investments in affiliates	[1]		$ 1,152	$ 797
Retained Earnings, Undistributed Earnings from Equity Method Investees			51
Utah Solar Portfolio [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments in affiliates	[2]		346
Desert Sunlight [Member]
Schedule of Equity Method Investments [Line Items]
Business Acquisition, Consideration Transferred, Working Capital		$ 171
Equity investments in affiliates			$ 282
Payments to Acquire Equity Method Investments		$ 285
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment					$ 106
GCE Holding LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	[3]		50.00%
Equity investments in affiliates	[3]		$ 106
Retained Earnings, Undistributed Earnings from Equity Method Investees				$ 45
Agua Caliente Borrower 2 [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			16.00%
Equity investments in affiliates			$ 96
Elkhorn Ridge Wind, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			66.70%
Equity investments in affiliates	[4]		$ 85
Percentage of Ownership	[4]		50.30%
San Juan Mesa Wind Project, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			75.00%
Equity investments in affiliates	[4]		$ 74
Percentage of Ownership	[4]		56.30%
NRG DGPV Holdco 1 [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments in affiliates	[5]		$ 75
Percentage of Ownership	[5]		95.00%
NRG DGPV Holdco 2 [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments in affiliates	[5]		$ 24
Percentage of Ownership	[5]		95.00%
NRG RPV Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Equity investments in affiliates	[5]		$ 71
Percentage of Ownership	[5]		95.00%
Avenal [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
Equity investments in affiliates			$ (7)
Utility-Scale Solar [Member] | Utah Solar Portfolio [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	[2]		50.00%
Utility-Scale Solar [Member] | Desert Sunlight [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			25.00%

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Economic interest based on cash to be distributed. Four Brothers Solar, LLC, Granite Mount Holdings, LLC and Iron Spring Holdings, LLC are tax equity structures and VIEs. The related allocations are described below.
[3]	GenConn is a variable interest entity.
[4]	San Juan Mesa and Elkhorn Ridge are part of the Wind TE Holdco tax equity structure, as described below. San Juan Mesa and Elkhorn Ridge are owned 75% and 66.7%, respectively, by Wind TE Holdco. The Company owns 75% of the Class B interests in Wind TE Holdco.
[5]	Economic interest based on cash to be distributed. NRG DGPV Holdco 1 LLC, NRG DGPV Holdco 2 LLC, and NRG RPV Holdco 1 LLC are tax equity structures and VIEs. The related allocations are described below.